Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2019
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

24 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2019, assets held for sale related to sales of tangible assets for €18 million.

In the course of 2019, Eni finalized the sale of Agip Oil Ecuador BV, which retains a service contract for the development of Villano oil field, and of a minority investment.